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 Supplement to the Statement of Additional Information dated February 19, 1999

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                          NUVEEN INVESTMENT TRUST III

                               Nuveen Income Fund

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  In the section of the Statement of Additional Information entitled "Addi-
tional Information on the Purchase and Redemption of Fund Shares and Share-holder Programs" under Reduction or Elimination of Contingent Deferred Sales Charge, the waiver or reduction of the CDSC for redemptions made pursuant to a Fund's systematic investment plan is hereby amended and restated as follows:

    The CDSC may be waived for redemptions, made on or after December 15, 1999 pursuant to a fund's systematic withdrawal plan, of up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the share-holder.




                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                               VGN-S-6-SAI 12-99